UNIT-BASED COMPENSATION - Cash-settled BPY Awards by Expiry Date (Details) - Cash-Settled Share-Based Payment Arrangement	Jun. 30, 2019 shares	Jun. 30, 2019 USD ($)	Jun. 30, 2019 ft²	Dec. 31, 2018 shares	Dec. 31, 2018 USD ($)	Dec. 31, 2018 ft²	Dec. 31, 2017 USD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options	7,331,416		7,331,416	7,331,416		7,331,416	7,144,871
Weighted average exercise price (in dollars per share)		$ 20.38			$ 20.38		$ 20.30
2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options | ft²			69,000			69,000
Weighted average exercise price (in dollars per share)		13.07			13.07
2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options | ft²			172,800			172,800
Weighted average exercise price (in dollars per share)		17.44			17.44
2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options | ft²			515,800			515,800
Weighted average exercise price (in dollars per share)		18.09			18.09
2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options | ft²			519,000			519,000
Weighted average exercise price (in dollars per share)		16.80			16.80
2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options | ft²			4,278,663			4,278,663
Weighted average exercise price (in dollars per share)		20.59			20.59
2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options | ft²			831,834			831,834
Weighted average exercise price (in dollars per share)		25.18			25.18
2026
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options | ft²			944,319			944,319
Weighted average exercise price (in dollars per share)		$ 19.51			$ 19.51